Commitments and Contingencies - Narrative (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Lessee, Lease, Description [Line Items]
Lease termination agreement, amount	$ 400,000	$ 400,000
Impairment (gain) loss	100,000	7,200,000
Contract Terminations | Restructuring Plan
Lessee, Lease, Description [Line Items]
Restructuring charges	0	1,888,000
Non Cancelable Purchase Commitments with Contract Research Organizations | Contract Terminations | Restructuring Plan
Lessee, Lease, Description [Line Items]
Restructuring charges		3,000,000
Secured Mortgage Loan | Loans Payable
Lessee, Lease, Description [Line Items]
Initial principal amount	82,838,000	82,838,000		$ 52,100,000
Debt issuance costs	1,660,000	1,660,000
Covenant, minimum net worth	$ 85,000,000	$ 85,000,000	$ 85,000,000
Secured Mortgage Loan | Loans Payable | SOFR
Lessee, Lease, Description [Line Items]
Basis interest		5.25%
Minimum
Lessee, Lease, Description [Line Items]
Original lease terms	2 years	2 years
Maximum
Lessee, Lease, Description [Line Items]
Original lease terms	5 years	5 years
Maximum | Secured Mortgage Loan | Loans Payable
Lessee, Lease, Description [Line Items]
Additional future principal (upto)				$ 32,900,000